Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at of January 1, 2021	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	504	—	504
Actuarial gain/(loss), net of tax	—	(286)	(286)

Balance as of December 31, 2021	$24,311	$(1,278)	$23,033

Foreign currency translation gain/(loss)	(3,519)	—	(3,519)
Actuarial gain/(loss), net of tax	—	(154)	(154)

Balance as of December 31, 2022	$20,792	$(1,432)	$19,360

Foreign currency translation gain/(loss)	1,219	—	1,219
Actuarial gain/(loss), net of tax	—	(597)	(597)

Balance as of December 31, 2023	$22,011	$(2,029)	$19,982